SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31,			Year Ended December 31,
	2019			2018
December 31, 2019:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	6,291	—	6,291	8,360	—	8,360
Cost of revenues	2,259	—	2,259	2,837	—	2,837
Gross profit	4,032	—	4,032	5,523	—	5,523
Research and development expenses, net	—	17,419	17,419	—	24,862	24,862
Selling, marketing, and business development expenses	16,854	1,479	18,333	11,329	1,157	12,486
General and administrative expenses	5,173	6,308	11,481	2,795	4,711	7,506
Operating loss	17,995	25,206	43,201	8,601	30,730	39,331